UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Univest National Bank and Trust Co.
Address: 14 North Main Street
         Souderton, PA  18964

13F File Number:  28-03779

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Darren G. Johnson
Title:     Vice President & Trust Officer
Phone:     (215) 721-2549

Signature, Place, and Date of Signing:

     /s/  Darren G. Johnson     Souderton, PA     May 03, 2006

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     76

Form13F Information Table Value Total:     $213,621 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100     2440    57443 SH       OTHER                   57443        0        0
ADOBE SYS INC                  COM              00724F101     4411   126215 SH       OTHER                  126215        0        0
AETNA INC NEW                  COM              00817Y108     4987   101480 SH       OTHER                  101480        0        0
AIR PRODS & CHEMS INC          COM              009158106     4153    61810 SH       OTHER                   61390      420        0
ALCOA INC                      COM              013817101      353    11565 SH       OTHER                   11565        0        0
ALLIED IRISH BKS P L C         SPON ADR ORD     019228402      219     4608 SH       SOLE                     4608        0        0
ALLSTATE CORP                  COM              020002101     3890    74647 SH       OTHER                   74647        0        0
ALLTEL CORP                    COM              020039103     1537    23735 SH       OTHER                   22615     1120        0
AMGEN INC                      COM              031162100     3191    43865 SH       OTHER                   42840     1025        0
ANADARKO PETE CORP             COM              032511107     2227    22050 SH       OTHER                   22050        0        0
APPLE COMPUTER INC             COM              037833100     4730    75415 SH       OTHER                   75415        0        0
AT&T INC                       COM              00206R102      918    33944 SH       OTHER                   33944        0        0
BANK OF AMERICA CORPORATION    COM              060505104     4384    96275 SH       OTHER                   95930      345        0
BB&T CORP                      COM              054937107      973    24831 SH       OTHER                   24831        0        0
BELLSOUTH CORP                 COM              079860102      372    10740 SH       OTHER                    9450     1290        0
BEST BUY INC                   COM              086516101     4340    77595 SH       OTHER                   77595        0        0
BP PLC                         SPONSORED ADR    055622104      225     3257 SH       SOLE                     2202     1055        0
CATERPILLAR INC DEL            COM              149123101     3446    47989 SH       OTHER                   47989        0        0
CHEVRON CORP NEW               COM              166764100      335     5773 SH       OTHER                    5773        0        0
CISCO SYS INC                  COM              17275R102      906    41800 SH       OTHER                   36930     4870        0
CIT GROUP INC                  COM              125581108     4132    77210 SH       OTHER                   77210        0        0
CITIGROUP INC                  COM              172967101     2284    48349 SH       OTHER                   48069      280        0
COCA COLA CO                   COM              191216100      345     8235 SH       OTHER                    8235        0        0
COMCAST CORP NEW               CL A SPL         20030N200      639    24448 SH       OTHER                   24448        0        0
COMMUNITY BKS INC MILLERSBUR   COM              203628102      371    13053 SH       OTHER                   13053        0        0
CONOCOPHILLIPS                 COM              20825C104     4320    68406 SH       OTHER                   66951     1455        0
E M C CORP MASS                COM              268648102     1379   101199 SH       OTHER                  101199        0        0
EATON CORP                     COM              278058102      476     6519 SH       SOLE                     6519        0        0
EBAY INC                       COM              278642103     1687    43260 SH       OTHER                   43260        0        0
EXELON CORP                    COM              30161N101     5537   104666 SH       OTHER                  104666        0        0
EXXON MOBIL CORP               COM              30231G102     4406    72398 SH       OTHER                   72192      206        0
FEDEX CORP                     COM              31428X106      288     2549 SH       SOLE                     2134      415        0
FRANKLIN RES INC               COM              354613101     2925    31040 SH       OTHER                   31040        0        0
GENERAL ELECTRIC CO            COM              369604103     4287   123274 SH       OTHER                  122409      865        0
GENERAL MLS INC                COM              370334104     1814    35790 SH       OTHER                   34540     1250        0
GLAXOSMITHKLINE PLC            SPONSORED ADR    37733W105     4661    89105 SH       OTHER                   89105        0        0
GOLDMAN SACHS GROUP INC        COM              38141G104     4940    31470 SH       OTHER                   31360      110        0
HARLEYSVILLE NATL CORP PA      COM              412850109     4672   205438 SH       OTHER                  205438        0        0
HARLEYSVILLE SVGS FINL CORP    COM              412865107      265    15186 SH       OTHER                   15186        0        0
HONEYWELL INTL INC             COM              438516106     3306    77295 SH       OTHER                   76730      565        0
INTEL CORP                     COM              458140100      891    45807 SH       OTHER                   41762     4045        0
INTERNATIONAL BUSINESS MACHS   COM              459200101     1447    17548 SH       OTHER                   17443      105        0
JOHNSON & JOHNSON              COM              478160104     3237    54661 SH       OTHER                   52396     2265        0
JP MORGAN CHASE & CO           COM              46625H100      263     6323 SH       OTHER                    4748     1575        0
KINDER MORGAN INC KANS         COM              49455P101     1009    10965 SH       OTHER                    9690     1275        0
KNBT BANCORP INC               COM              482921103      230    14045 SH       SOLE                    14045        0        0
L-3 COMMUNICATIONS HLDGS INC   COM              502424104      607     7075 SH       OTHER                    7050       25        0
MCGRAW HILL COS INC            COM              580645109     5336    92610 SH       OTHER                   92610        0        0
MEDTRONIC INC                  COM              585055106     1608    31685 SH       OTHER                   30255     1430        0
MERCK & CO INC                 COM              589331107      650    18461 SH       OTHER                   18461        0        0
MICROSOFT CORP                 COM              594918104      288    10582 SH       OTHER                    6797     3785        0
MORGAN STANLEY                 COM NEW          617446448      429     6833 SH       OTHER                    6013      820        0
MOTOROLA INC                   COM              620076109     2285    99723 SH       OTHER                   99723        0        0
NATIONAL PENN BANCSHARES INC   COM              637138108      414    19462 SH       OTHER                   19462        0        0
NIKE INC                       CL B             654106103     1732    20350 SH       OTHER                   20350        0        0
NORFOLK SOUTHERN CORP          COM              655844108     2691    49775 SH       OTHER                   49775        0        0
PARKER HANNIFIN CORP           COM              701094104      290     3600 SH       SOLE                     3600        0        0
PEPSICO INC                    COM              713448108     4629    80097 SH       OTHER                   79822      275        0
PNC FINL SVCS GROUP INC        COM              693475105     1150    17084 SH       OTHER                   15889     1195        0
PPL CORP                       COM              69351T106     5497   186974 SH       OTHER                  186974        0        0
PROCTER & GAMBLE CO            COM              742718109     5756    99878 SH       OTHER                   99788       90        0
PUBLIC SVC ENTERPRISE GROUP    COM              744573106     1690    26396 SH       OTHER                   26396        0        0
QUALCOMM INC                   COM              747525103     5447   107632 SH       OTHER                  107632        0        0
ROYAL BANCSHARES PA INC        CL A             780081105      298    12134 SH       SOLE                    12134        0        0
SCHLUMBERGER LTD               COM              806857108     4376    34570 SH       OTHER                   34015      555        0
STARBUCKS CORP                 COM              855244109     4539   120630 SH       OTHER                  118290     2340        0
STRYKER CORP                   COM              863667101     1788    40315 SH       OTHER                   40190      125        0
SYSCO CORP                     COM              871829107      398    12420 SH       OTHER                   12090      330        0
TEXAS INSTRS INC               COM              882508104     3071    94575 SH       OTHER                   94575        0        0
UNITED TECHNOLOGIES CORP       COM              913017109     5163    89070 SH       OTHER                   89070        0        0
UNIVEST CORP PA                COM              915271100    26034  1022560 SH       OTHER                 1022560        0        0
VALERO ENERGY CORP NEW         COM              91913Y100     2793    46720 SH       OTHER                   46630       90        0
VERIZON COMMUNICATIONS         COM              92343V104     2597    76259 SH       OTHER                   76259        0        0
WACHOVIA CORP 2ND NEW          COM              929903102     6456   115175 SH       OTHER                  114325      850        0
WALGREEN CO                    COM              931422109     3153    73105 SH       OTHER                   72985      120        0
WELLS FARGO & CO NEW           COM              949746101     4608    72152 SH       OTHER                   71797      355        0